Derivative instruments - Cash Flow Hedges Schedule Footnote (Details) - Cash Flow Hedging - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Derivative Instruments, Gain (Loss) [Line Items]
Total			$ 31,969
Cross-currency interest rate swap
Derivative Instruments, Gain (Loss) [Line Items]
Foreign currency exchange results	$ 40,353	$ 6,346	28,588
Net interest expense	(2,977)	(8,402)	(9,700)
Total	$ 37,376	$ (2,056)	$ 18,888